Share Capital (Antidilutive Securities) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Share price (cad per share)	$ 53.00	$ 26.52
Employee Stock Option1
Earnings per share [line items]
Antidilutive securities	0